Property, equipment and software, net	12 Months Ended
Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Property, equipment and software, net
8.	Property, equipment and software, net
Property, equipment and software, net as of December 31, 2018 and 2019 consist of the following:

	As of December 31
	2018	2019
	RMB	RMB
Computer and electronic equipment	11,250	14,546
Software	3,706	8,947
Office furniture and equipment	1,094	1,153
Leasehold improvement	—	1,473

Total	16,050	26,119
Less: Accumulated depreciation and amortization	(8,244)	(11,802)

Property, equipment and software, net	7,806	14,317

Depreciation and amortization expenses for the years ended December 31, 2017, 2018 and 2019 was RMB2,314, RMB2,912 and RMB3,906, respectively.